UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [ X ]; Amendment Number:  __1__
  This Amendment (Check only one.):[ X ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AXA ROSENBERG INVESTMENT MANAGEMENT LLC
Address:   4 Orinda Way Bldg E
           Orinda, CA  94563

13F File Number:  28-1734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William E. Ricks
Title: CIO & CEO
Phone:  (925) 253 3300

Signature, Place, and Date of Signing:


 /s/ William E. Ricks          Orinda, CA                    December 22, 2003
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to: Sara Donaldson   925-253-3319)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number   Name
28-3570        AXA


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  None

Form 13F Information Table Entry Total:             None

Form 13F Information Table Value Total:             None

For information relating to AXA ROSENBERG INVESTMENT MANAGEMENT LLC 's holdings of 13F securities in prior periods, please refer to the corresponding Forms 13F-HR filed by AXA Financial, Inc. for those periods.